Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Liquidity [Abstract]
Net loss	¥ (56,362)	$ (7,721)	¥ (25,466)	¥ (57,667)
Net cash used in operating activities	(73,170)	$ (10,025)	(65,442)	(12,892)
Net current assets	221,098				$ 30,290
Cash and cash equivalents and restricted cash	24,674		36,239	¥ 5,908	3,381		$ 4,965		¥ 25,687
Restricted cash	¥ 1,239		¥ 34,312		170
Additional capital injection (in Dollars)					$ 4,662	$ 736		¥ 1,750